Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in operating assets and liabilities:
Net cash provided by operating activities	$ 7,809	¥ 54,366	¥ 25,381	¥ 10,827
Cash flow from financing activities
Proceeds from related parties	662	4,606	(36,382)	19,327
Effect of exchange	(85)	0	(2,014)	1,760
Net cash provided by (used in) financing activities	(336)	(2,344)	(41,332)	(26,961)
At beginning of period/year		8,908
At end of period/year	8,744	60,871	8,908
Parent Company [Member]
Cash flow from operating activities
Net income	1,632	11,363	(22,172)	(46,003)
Adjustment to reconcile net income (loss) to net cash from operating activities:
Equity in earnings of subsidiaries	(1,633)	(11,366)	21,223	43,597
Foreign exchange gain	0	0	0	0
Changes in operating assets and liabilities:
Other current assets	0	0	0	0
Other current liabilities	(1)	(12)	(814)	(66)
Net cash provided by operating activities	(2)	(15)	(1,763)	(2,472)
Cash flow from financing activities
Payments to related parties			(639)	4,762
Proceeds from related parties			2,294	(2,379)
Effect of exchange	0	0	1	(12)
Net cash provided by (used in) financing activities			1,656	2,371
Net increase (decrease) in cash	(2)	(15)	(107)	(101)
At beginning of period/year	3	18	125	226
At end of period/year	$ 1	¥ 3	¥ 18	¥ 125